Dividends Paid (Details) - USD ($)		1 Months Ended
	Mar. 09, 2017	Aug. 22, 2019	Mar. 21, 2019	Aug. 16, 2018	Aug. 16, 2017
Dividends Paid (Textual)
Dividend paid	$ 5,735,027	$ 5,361,027	$ 5,455,027	$ 4,091,271	$ 5,735,027
Dividend per share excluding treasury shares		$ 0.040	$ 0.040	$ 0.030
Dividend per share	$ 0.040				$ 0.040